Business combinations (Details 6 - Textual) € in Millions, shares in Millions			12 Months Ended
	Jun. 15, 2021 EUR (€)	Apr. 01, 2019 EUR (€) shares	Dec. 31, 2019 EUR (€)
Business combinations
Combined revenue of entity and acquiree for the period	€ 5,331	€ 445
Combined net profit (loss) of entity and acquiree for the period	€ 1,243	€ 135
Increase (decrease) in goodwill and trade and other liabilities due to purchase price adjustments recognised in business combination			€ 6
German Businesses Acquisition
Business combinations
Percentage of voting equity interests acquired		100.00%
Total consideration		€ 1,204
Ordinary share issued in shares | shares		9.5
Goodwill recognised		€ 953
Other intangible assets		281
Non-current assets		2
Deferred tax liability		24
Current tax liability		22
Net working capital		14
Trade and other receivables		€ 7